FAIR VALUE MEASUREMENTS	12 Months Ended
Aug. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Monsanto determines the fair market value of its financial assets and liabilities based on quoted market prices, estimates from brokers and other appropriate valuation techniques. The company uses the fair value hierarchy established in the Fair Value Measurements and Disclosures topic of the ASC, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Level 1 — Values based on unadjusted quoted market prices in active markets that are accessible at the measurement date for identical assets and liabilities.
Level 2 — Values based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, discounted cash flow models, or other model-based valuation techniques adjusted, as necessary, for credit risk.
Level 3 — Values generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions would reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques could include use of option pricing models, discounted cash flow models and similar techniques.
The following tables set forth by level Monsanto’s assets and liabilities disclosed at fair value on a recurring basis as of Aug. 31, 2013, and Aug. 31, 2012. As required by the Fair Value Measurements and Disclosures topic of the ASC, assets and liabilities are classified in their entirety based on the lowest level of input that is a significant component of the fair value measurement. Monsanto’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of fair value assets and liabilities within the fair value hierarchy levels.

	Fair Value Measurements at Aug. 31, 2013, Using
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Cash equivalents	$2,865	$—	$—	$2,865
Short-term investments	254	—	—	254
Equity securities	22	—	—	22
Derivative assets related to:
Foreign currency	—	5	—	5
Commodity contracts	13	6	—	19
Total Assets at Fair Value	$3,154	$11	$—	$3,165
Liabilities at Fair Value:
Contingent consideration	$—	$—	$40	$40
Derivative liabilities related to:
Foreign currency	—	8	—	8
Commodity contracts	73	12	—	85
Total Liabilities at Fair Value	$73	$20	$40	$133
Liabilities Not Recorded at Fair Value:
Short-term debt instruments(1)	$—	$51	$—	$51
Long-term debt instruments(1)	—	2,231	—	2,231
Liabilities Not Recorded at Fair Value	$—	$2,282	$—	$2,282
Total Liabilities Recorded and Not Recorded at Fair Value	$73	$2,302	$40	$2,415

(1)
Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.

	Fair Value Measurements at Aug. 31, 2012, Using
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Cash equivalents	$2,787	$—	$—	$2,787
Short-term investments	302	—	—	302
Equity securities	35	—	—	35
Derivative assets related to:
Foreign currency	—	11	—	11
Commodity contracts	86	23	—	109
Total Assets at Fair Value	$3,210	$34	$—	$3,244
Liabilities at Fair Value:
Contingent consideration	$—	$—	$39	$39
Derivative liabilities related to:
Foreign currency	—	7	—	7
Commodity contracts	7	22	—	29
Total Liabilities at Fair Value	$7	$29	$39	$75
Liabilities Not Recorded at Fair Value:
Short-term debt instruments(1)	$—	$36	$—	$36
Long-term debt instruments(1)	—	2,411	—	2,411
Liabilities Not Recorded at Fair Value	$—	$2,447	$—	$2,447
Total Liabilities Recorded and Not Recorded at Fair Value	$7	$2,476	$39	$2,522

(1)
Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.

The company’s derivative contracts are measured at fair value including forward commodity purchase and sale contracts, exchange-traded commodity futures and option contracts, and over the counter (OTC) instruments related primarily to agricultural commodities, energy and raw materials, interest rates, and foreign currencies. Exchange-traded futures and option contracts are valued based on unadjusted quoted prices in active markets and are classified as Level 1. Fair value for forward commodity purchase and sale contracts is estimated based on exchange-quoted prices adjusted for differences in local markets. These differences are generally determined using inputs from broker or dealer quotations or market transactions in either the listed or OTC markets. When observable inputs are available for substantially the full term of the contract, it is classified as level 2. Based on historical experience with the company’s suppliers and customers, the company’s own credit risk and knowledge of current market conditions, the company does not view nonperformance risk to be a significant input to the fair value for the majority of its forward commodity purchase and sale contracts. The effective portion of changes in the fair value of derivatives designated as cash flow hedges are recognized in the Statements of Consolidated Financial Position as a component of accumulated other comprehensive loss until the hedged items are recorded in earnings or it is probable the hedged transaction will no longer occur. Changes in the fair value of derivatives are recognized in the Statements of Consolidated Operations as a component of net sales, cost of goods sold, and other expense, net.
The company’s short-term investments are comprised of commercial paper. The company’s equity securities are comprised of publicly traded equity investments. Commercial paper and publicly traded equity investments are valued using quoted market prices and are classified as Level 1. The carrying value of cash represents fair value as it consists of actual currency, and is classified as Level 1.
The fair value of short-term and long-term debt was determined based on current market yields for our debt traded in the secondary market.
The company’s contingent consideration relates to the Precision Planting acquisition and is measured at fair value using a combination of the probability weighted method and the income approach using market price of risk. This fair value amount is reflected as a component of miscellaneous short-term accruals in the Statements of Consolidated Financial Position. See Note 4 — Business Combinations — for further information. The fair value is principally based on unobservable inputs (a Level 3 measurement) consisting mainly of the amount of future cash flows adjusted for probabilities associated with meeting certain operational and financial milestones and discounted at the appropriate market rate. A change in significant unobservable inputs of 10 percent would not result in a change in the fair value of the contingent consideration and the fair value recorded represents the maximum target of $40 million. Changes in the fair value of contingent consideration during the twelve month period ended Aug. 31, 2013, were recognized in the Statements of Consolidated Operations as a component of selling, general and administrative expenses.
For the periods ended Aug. 31, 2013, and Aug. 31, 2012, the company had no transfers between Level 1, Level 2 and Level 3. Monsanto does not have any assets with fair value determined using Level 3 inputs for the years ended Aug. 31, 2012, and Aug. 31, 2013. The following table summarizes the change in fair value of the Level 3 liability for the year ended Aug. 31, 2013.

(Dollars in millions)
Balance Aug. 31, 2012	$39
Loss included in earnings	1
Balance Aug. 31, 2013	$40

There were no significant measurements of liabilities to their implied fair value on a nonrecurring basis during fiscal years 2013, 2012 and 2011.

There were no significant measurements of assets to their implied fair value on a nonrecurring basis during fiscal years 2013 and 2011. Significant measurements during fiscal year 2012 of assets to their implied fair value on a nonrecurring basis were as follows:
Other Intangible Assets, Net: During our annual impairment test in fiscal year 2012, other intangible assets within the Seeds and Genomics segment with a net book value of $95 million were written down to their implied fair value of $15 million, resulting in an impairment charge of $80 million, with $6 million included in cost of goods sold, $63 million included in research and development expenses, and $11 million included in selling, general and administrative expenses in the Statements of Consolidated Operations. The implied fair value calculations were performed using a discounted cash flow model (a Level 3 measurement).
The recorded amounts of cash, trade receivables, net, miscellaneous receivables, third-party guarantees, accounts payable, grower production accruals, accrued marketing programs and miscellaneous short-term accruals approximate their fair values as of Aug. 31, 2013, and Aug. 31, 2012.
Management is ultimately responsible for all fair values presented in the company’s consolidated financial statements. The company performs analysis and review of the information and prices received from third parties to ensure that the prices represent a reasonable estimate of fair value. This process involves quantitative and qualitative analysis. As a result of the analysis, if the company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly.